Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Staples Portfolio
September 30, 2022
VCSP-NPRT3-1122
1.856924.115
Common Stocks - 99.7%
	Shares	Value ($)
Beverages - 34.5%
Brewers - 4.0%
Boston Beer Co., Inc. Class A (a)(b)	27,550	8,916,558
Molson Coors Beverage Co. Class B	17,000	815,830
		9,732,388
Distillers & Vintners - 3.9%
Constellation Brands, Inc. Class A (sub. vtg.)	36,916	8,478,867
Diageo PLC	24,300	1,022,873
		9,501,740
Soft Drinks - 26.6%
Celsius Holdings, Inc. (a)	2,500	226,700
Keurig Dr. Pepper, Inc.	228,073	8,169,575
Monster Beverage Corp. (a)	129,589	11,269,059
PepsiCo, Inc.	44,402	7,249,071
Primo Water Corp. (a)	70,500	884,775
The Coca-Cola Co.	665,538	37,283,437
The Vita Coco Co., Inc. (b)	1,500	17,085
		65,099,702
TOTAL BEVERAGES		84,333,830
Food & Staples Retailing - 13.1%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	9,900	310,860
Food Distributors - 3.7%
Performance Food Group Co. (a)	50,400	2,164,680
Sysco Corp.	18,844	1,332,459
U.S. Foods Holding Corp. (a)	212,242	5,611,678
		9,108,817
Food Retail - 0.9%
Albertsons Companies, Inc.	68,100	1,692,966
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,500	100,644
Grocery Outlet Holding Corp. (a)	8,850	294,617
		2,088,227
Hypermarkets & Super Centers - 8.4%
BJ's Wholesale Club Holdings, Inc. (a)	2,600	189,306
Costco Wholesale Corp.	200	94,454
Walmart, Inc.	155,509	20,169,517
		20,453,277
TOTAL FOOD & STAPLES RETAILING		31,961,181
Food Products - 17.3%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	14,900	1,198,705
Bunge Ltd.	55,607	4,591,470
Darling Ingredients, Inc. (a)	38,300	2,533,545
Ingredion, Inc.	2,300	185,196
		8,508,916
Packaged Foods & Meats - 13.8%
Conagra Brands, Inc.	66,559	2,171,820
Freshpet, Inc. (a)(b)	67,300	3,371,057
Laird Superfood, Inc. (a)(b)	36,040	65,593
Lamb Weston Holdings, Inc.	66,553	5,149,871
McCormick & Co., Inc. (non-vtg.)	8,500	605,795
Mondelez International, Inc.	244,561	13,409,280
Nomad Foods Ltd. (a)	96,141	1,365,202
Pilgrim's Pride Corp. (a)	5,400	124,308
Sovos Brands, Inc.	1,101	15,678
The Hain Celestial Group, Inc. (a)	25,500	430,440
The Real Good Food Co., Inc.	10,417	67,294
The Simply Good Foods Co. (a)	25,000	799,750
TreeHouse Foods, Inc. (a)	90,516	3,839,689
Tyson Foods, Inc. Class A	34,834	2,296,606
		33,712,383
TOTAL FOOD PRODUCTS		42,221,299
Household Durables - 0.3%
Household Appliances - 0.2%
Helen of Troy Ltd. (a)	5,000	482,200
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)(b)	45,738	299,584
TOTAL HOUSEHOLD DURABLES		781,784
Household Products - 21.4%
Household Products - 21.4%
Energizer Holdings, Inc.	147,956	3,719,614
Kimberly-Clark Corp.	53,867	6,062,192
Procter & Gamble Co.	273,875	34,576,719
Reynolds Consumer Products, Inc. (b)	151,506	3,940,671
Spectrum Brands Holdings, Inc.	41,000	1,600,230
The Clorox Co.	17,726	2,275,841
		52,175,267
Media - 0.5%
Advertising - 0.5%
Advantage Solutions, Inc. Class A (a)(b)	600,100	1,278,213
Personal Products - 4.7%
Personal Products - 4.7%
BellRing Brands, Inc. (a)	13,700	282,357
Edgewell Personal Care Co. (b)	66,400	2,483,360
Estee Lauder Companies, Inc. Class A	16,945	3,658,426
Haleon PLC (a)	60,500	187,316
Herbalife Nutrition Ltd. (a)	158,309	3,148,766
Olaplex Holdings, Inc. (b)	140,700	1,343,685
Shiseido Co. Ltd.	12,025	420,082
Unilever PLC	38	1,670
		11,525,662
Tobacco - 7.9%
Tobacco - 7.9%
Altria Group, Inc.	228,704	9,235,068
Philip Morris International, Inc.	118,943	9,873,458
RLX Technology, Inc. ADR (a)	171,031	179,583
		19,288,109
TOTAL COMMON STOCKS (Cost $214,912,333)		243,565,345

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	109,430	109,451
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	17,537,978	17,539,732
TOTAL MONEY MARKET FUNDS (Cost $17,649,183)		17,649,183

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $232,561,516)	261,214,528
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(16,942,128)
NET ASSETS - 100.0%	244,272,400

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,154,503	49,217,164	50,262,216	7,084	-	-	109,451	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	10,599,966	106,867,960	99,928,194	10,375	-	-	17,539,732	0.0%
Total	11,754,469	156,085,124	150,190,410	17,459	-	-	17,649,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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